Principles of Consolidation and Investments in Subsidiaries - Summary Of Consolidated Financial Statements Of direct and Indirect Subsidiaries (Detail)		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IPP [member]
Disclosure of subsidiaries [line items]
Subsidiary		Ipiranga Produtos de Petróleo S.A.	Ipiranga Produtos de Petróleo S.A.	Ipiranga Produtos de Petróleo S.A.
Location		Brazil
Segment		Ipiranga
Direct control		100.00%	100.00%	100.00%
Indirect control
am/pm Comestveis Ltda [member]
Disclosure of subsidiaries [line items]
Subsidiary		am/pm Comestíveis Ltda.	am/pm Comestíveis Ltda.	am/pm Comestíveis Ltda.
Location		Brazil
Segment		Ipiranga
Direct control
Indirect control		100.00%	100.00%	100.00%
Icorban Correspondente Bancrio Ltda [member]
Disclosure of subsidiaries [line items]
Subsidiary		Icorban – Correspondente Bancário Ltda.	Icorban – Correspondente Bancário Ltda.	Icorban – Correspondente Bancário Ltda.
Location		Brazil
Segment		Ipiranga
Direct control
Indirect control		100.00%	100.00%	100.00%
Ipiranga Trading Limited [member]
Disclosure of subsidiaries [line items]
Subsidiary		Ipiranga Trading Limited	Ipiranga Trading Limited	Ipiranga Trading Limited
Location		British Virgin Islands
Segment		Ipiranga
Direct control
Indirect control		100.00%	100.00%	100.00%
Tropical Transportes Ipiranga Ltda [member]
Disclosure of subsidiaries [line items]
Subsidiary		Tropical Transportes Ipiranga Ltda.	Tropical Transportes Ipiranga Ltda.	Tropical Transportes Ipiranga Ltda.
Location		Brazil
Segment		Ipiranga
Direct control
Indirect control		100.00%	100.00%	100.00%
Ipiranga Imobiliria Ltda [member]
Disclosure of subsidiaries [line items]
Subsidiary		Ipiranga Imobiliária Ltda.	Ipiranga Imobiliária Ltda.	Ipiranga Imobiliária Ltda.
Location		Brazil
Segment		Ipiranga
Direct control
Indirect control		100.00%	100.00%	100.00%
Ipiranga Logstica Ltda [member]
Disclosure of subsidiaries [line items]
Subsidiary		Ipiranga Logística Ltda.	Ipiranga Logística Ltda.	Ipiranga Logística Ltda.
Location		Brazil
Segment		Ipiranga
Direct control
Indirect control		100.00%	100.00%	100.00%
Oil Trading Importadora e Exportadora Ltda [member]
Disclosure of subsidiaries [line items]
Subsidiary		Oil Trading Importadora e Exportadora Ltda.	Oil Trading Importadora e Exportadora Ltda.	Oil Trading Importadora e Exportadora Ltda.
Location		Brazil
Segment		Ipiranga
Direct control
Indirect control		100.00%	100.00%	100.00%
Iconic Lubrificantes S.A [member]
Disclosure of subsidiaries [line items]
Subsidiary		Iconic Lubrificantes S.A.	Iconic Lubrificantes S.A.	Iconic Lubrificantes S.A.
Location		Brazil
Segment		Ipiranga
Direct control
Indirect control		56.00%	56.00%	56.00%
Integra Frotas Ltda [member]
Disclosure of subsidiaries [line items]
Subsidiary		Integra Frotas Ltda.	Integra Frotas Ltda.	Integra Frotas Ltda.
Location		Brazil
Segment		Ipiranga
Direct control
Indirect control		100.00%	100.00%	100.00%
Companhia Ultragaz S A [member]
Disclosure of subsidiaries [line items]
Subsidiary		Companhia Ultragaz S.A.	Companhia Ultragaz S.A.	Companhia Ultragaz S.A.
Location		Brazil
Segment		Ultragaz
Direct control
Indirect control		99.00%	99.00%	99.00%
Ultragaz Comercial Ltda [member]
Disclosure of subsidiaries [line items]
Subsidiary		Ultragaz Comercial Ltda.	Ultragaz Comercial Ltda.	Ultragaz Comercial Ltda.
Location		Brazil
Segment		Ultragaz
Direct control
Indirect control		100.00%	100.00%	100.00%
Nova Paraná Distribuidora de Gás Ltda. [member]
Disclosure of subsidiaries [line items]
Subsidiary	[1]	Nova Paraná Distribuidora de Gás Ltda.	Nova Paraná Distribuidora de Gás Ltda.	Nova Paraná Distribuidora de Gás Ltda.
Location	[1]	Brazil
Segment	[1]	Ultragaz
Direct control	[1]
Indirect control	[1]	100.00%	100.00%	100.00%
Utingas Armazenadora S.A. [member]
Disclosure of subsidiaries [line items]
Subsidiary	[2]	Utingás Armazenadora S.A.	Utingás Armazenadora S.A.	Utingás Armazenadora S.A.
Location	[2]	Brazil
Segment	[2]	Ultragaz
Direct control	[2]
Indirect control	[2]	57.00%	57.00%	57.00%
Bahiana Distribuidora De Gas Ltda [member]
Disclosure of subsidiaries [line items]
Subsidiary		Bahiana Distribuidora de Gás Ltda.	Bahiana Distribuidora de Gás Ltda.	Bahiana Distribuidora de Gás Ltda.
Location		Brazil
Segment		Ultragaz
Direct control
Indirect control		100.00%	100.00%	100.00%
LPG International Inc. [member]
Disclosure of subsidiaries [line items]
Subsidiary		LPG International Inc.	LPG International Inc.	LPG International Inc.
Location		Cayman Islands
Segment		Ultragaz
Direct control
Indirect control		100.00%	100.00%	100.00%
Imaven Imoveis Ltda [member]
Disclosure of subsidiaries [line items]
Subsidiary		Imaven Imóveis Ltda.	Imaven Imóveis Ltda.	Imaven Imóveis Ltda.
Location		Brazil
Segment		Others
Direct control
Indirect control		100.00%	100.00%	100.00%
Imifarma Produtos Farmaceuticos e Cosmeticos S A [member]
Disclosure of subsidiaries [line items]
Subsidiary	[3]	Imifarma Produtos Farmacêuticos e Cosméticos S.A.	Imifarma Produtos Farmacêuticos e Cosméticos S.A.	Imifarma Produtos Farmacêuticos e Cosméticos S.A.
Location	[3]	Brazil
Segment	[3]	Extrafarma
Direct control	[3]
Indirect control	[3]	100.00%	100.00%	100.00%
UVC Investimentos Ltda. [Member]
Disclosure of subsidiaries [line items]
Subsidiary	[4]	UVC Investimentos Ltda.	UVC Investimentos Ltda.	UVC Investimentos Ltda.
Location	[4]	Brazil
Segment	[4]	Others
Direct control	[4]
Indirect control	[4]	99.00%	99.00%
Centro de Conveniências Millennium Ltda. and subsidiaries [Member]
Disclosure of subsidiaries [line items]
Subsidiary	[5]	Centro de Conveniências Millennium Ltda. and subsidiaries	Centro de Conveniências Millennium Ltda. and subsidiaries	Centro de Conveniências Millennium Ltda. and subsidiaries
Location	[5]	Brazil
Segment	[5]	Ipiranga
Direct control	[5]	100.00%	100.00%
Indirect control	[5]			100.00%
Oxiteno S. A. Industria e Comercio [member]
Disclosure of subsidiaries [line items]
Subsidiary	[6]	Oxiteno S.A. Indústria e Comércio	Oxiteno S.A. Indústria e Comércio	Oxiteno S.A. Indústria e Comércio
Location	[6]	Brazil
Segment	[6]	Oxiteno
Direct control	[6]	100.00%	100.00%	100.00%
Indirect control	[6]
Oxiteno Argentina Sociedad de Responsabilidad Ltda [member]
Disclosure of subsidiaries [line items]
Subsidiary		Oxiteno Argentina Sociedad de Responsabilidad Ltda.	Oxiteno Argentina Sociedad de Responsabilidad Ltda.	Oxiteno Argentina Sociedad de Responsabilidad Ltda.
Location		Argentina
Segment		Oxiteno
Direct control
Indirect control		100.00%	100.00%	100.00%
Oleoquímica Industriae Comércio De Produtos Químicos Ltda [member]
Disclosure of subsidiaries [line items]
Subsidiary		Oleoquímica Indústria e Comércio de Produtos Químicos Ltda.	Oleoquímica Indústria e Comércio de Produtos Químicos Ltda.	Oleoquímica Indústria e Comércio de Produtos Químicos Ltda.
Location		Brazil
Segment		Oxiteno
Direct control
Indirect control		100.00%	100.00%	100.00%
Oxiteno Uruguay SA [member]
Disclosure of subsidiaries [line items]
Subsidiary		Oxiteno Uruguay S.A.	Oxiteno Uruguay S.A.	Oxiteno Uruguay S.A.
Location		Uruguay
Segment		Oxiteno
Direct control
Indirect control		100.00%	100.00%	100.00%
Oxiteno México S.A de C.V [member]
Disclosure of subsidiaries [line items]
Subsidiary		Oxiteno México S.A. de C.V.	Oxiteno México S.A. de C.V.	Oxiteno México S.A. de C.V.
Location		Mexico
Segment		Oxiteno
Direct control
Indirect control		100.00%	100.00%	100.00%
Oxiteno Servicios Corporativos SA de CV [member]
Disclosure of subsidiaries [line items]
Subsidiary		Oxiteno Servicios Corporativos S.A. de C.V.	Oxiteno Servicios Corporativos S.A. de C.V.	Oxiteno Servicios Corporativos S.A. de C.V.
Location		Mexico
Segment		Oxiteno
Direct control
Indirect control		100.00%	100.00%	100.00%
Oxiteno Servicios Industriales de CV [member]
Disclosure of subsidiaries [line items]
Subsidiary		Oxiteno Servicios Industriales S.A. de C.V.	Oxiteno Servicios Industriales S.A. de C.V.	Oxiteno Servicios Industriales S.A. de C.V.
Location		Mexico
Segment		Oxiteno
Direct control
Indirect control		100.00%	100.00%	100.00%
Oxiteno USA LLC [member]
Disclosure of subsidiaries [line items]
Subsidiary		Oxiteno USA LLC	Oxiteno USA LLC	Oxiteno USA LLC
Location		United States
Segment		Oxiteno
Direct control
Indirect control		100.00%	100.00%	100.00%
Global petroleum products trading corporation [member]
Disclosure of subsidiaries [line items]
Subsidiary		Global Petroleum Products Trading Corp.	Global Petroleum Products Trading Corp.	Global Petroleum Products Trading Corp.
Location		Virgin Islands
Segment		Oxiteno
Direct control
Indirect control		100.00%	100.00%	100.00%
Oxiteno Europe SPRL [member]
Disclosure of subsidiaries [line items]
Subsidiary		Oxiteno Europe SPRL	Oxiteno Europe SPRL	Oxiteno Europe SPRL
Location		Belgium
Segment		Oxiteno
Direct control
Indirect control		100.00%	100.00%	100.00%
Oxiteno Colombia S A S [member]
Disclosure of subsidiaries [line items]
Subsidiary		Oxiteno Colombia S.A.S.	Oxiteno Colombia S.A.S.	Oxiteno Colombia S.A.S.
Location		Colombia
Segment		Oxiteno
Direct control
Indirect control		100.00%	100.00%	100.00%
Oxiteno Shanghai LTD [member]
Disclosure of subsidiaries [line items]
Subsidiary		Oxiteno Shanghai LTD.	Oxiteno Shanghai LTD.	Oxiteno Shanghai LTD.
Location		China
Segment		Oxiteno
Direct control
Indirect control		100.00%	100.00%	100.00%
Empresa Carioca de Produtos Quimicos S A [member]
Disclosure of subsidiaries [line items]
Subsidiary		Empresa Carioca de Produtos Químicos S.A.	Empresa Carioca de Produtos Químicos S.A.	Empresa Carioca de Produtos Químicos S.A.
Location		Brazil
Segment		Oxiteno
Direct control
Indirect control		100.00%	100.00%	100.00%
Ultracargo Operacoes Logisticas e Participacoes Ltda [member]
Disclosure of subsidiaries [line items]
Subsidiary		Ultracargo – Operações Logísticas e Participações Ltda.	Ultracargo – Operações Logísticas e Participações Ltda.	Ultracargo – Operações Logísticas e Participações Ltda.
Location		Brazil
Segment		Ultracargo
Direct control		100.00%	100.00%	100.00%
Indirect control
Ultracargo Logística S.A. [member]
Disclosure of subsidiaries [line items]
Subsidiary	[7]	Ultracargo Logística S.A.Ultracargo Logística S.A.	Ultracargo Logística S.A.	Ultracargo Logística S.A.
Location	[7]	Brazil
Segment	[7]	Ultracargo
Direct control	[7]
Indirect control	[7]	99.00%	99.00%	99.00%
TEAS Terminal Exportador de Alcool de Santos Ltda. [member]
Disclosure of subsidiaries [line items]
Subsidiary		TEAS – Terminal Exportador de Álcool de Santos Ltda.	TEAS – Terminal Exportador de Álcool de Santos Ltda.	TEAS – Terminal Exportador de Álcool de Santos Ltda.
Location		Brazil
Segment		Ultracargo
Direct control
Indirect control		100.00%	100.00%	100.00%
Tequimar Vila do Conde Logstica Porturia SA [member]
Disclosure of subsidiaries [line items]
Subsidiary		Tequimar Vila do Conde Logística Portuária S.A.	Tequimar Vila do Conde Logística Portuária S.A.	Tequimar Vila do Conde Logística Portuária S.A.
Location		Brazil
Segment		Ultracargo
Direct control
Indirect control		100.00%	100.00%	100.00%
Ultrapar International S.A. [member]
Disclosure of subsidiaries [line items]
Subsidiary		Ultrapar International S.A.	Ultrapar International S.A.	Ultrapar International S.A.
Location		Luxembourg
Segment		Others
Direct control		100.00%	100.00%	100.00%
Indirect control
SERMA - Ass. dos usuários equip. proc. de dados [member]
Disclosure of subsidiaries [line items]
Subsidiary		SERMA – Ass. dos usuários equip. proc. de dados	SERMA – Ass. dos usuários equip. proc. de dados	SERMA – Ass. dos usuários equip. proc. de dados
Location		Brazil
Segment		Others
Direct control
Indirect control		100.00%	100.00%	100.00%
UVC - Fundo de investimento em participações multiestratégia investimento no exterior [Member]
Disclosure of subsidiaries [line items]
Subsidiary	[8]	UVC – Fundo de investimento em participações multiestratégia investimento no exterior	UVC – Fundo de investimento em participações multiestratégia investimento no exterior	UVC – Fundo de investimento em participações multiestratégia investimento no exterior
Location	[8]	Brazil
Segment	[8]	Others
Direct control	[8]	100.00%	100.00%
Indirect control	[8]
Eaí Clube Automobilista S.A. [Member]
Disclosure of subsidiaries [line items]
Subsidiary	[9]	Eaí Clube Automobilista S.A.	Eaí Clube Automobilista S.A.	Eaí Clube Automobilista S.A.
Location	[9]	Brazil
Segment	[9]	Abastece aí
Direct control	[9]	100.00%	100.00%
Indirect control	[9]

[1]	Non-operating company in closing phase.
[2]	In October 2020 there was a change in the share capital of the company Utingás, which became controlled by Companhia Ultragaz S.A. (“Cia Ultragaz”).
[3]	On May 18, 2021 the Company announced the signing of an agreement for the sale of all shares of Extrafarma to Pague Menos. As of December 31, 2021, the Company reclassified the subsidiary's balances to “assets and liabilities held for sale”. For more details, see note 3.c.1.
[4]	Subsidiary set up in January 2020 to provide valuation, business management and financial advisory services to UVC - Fundo de investimento em participações multiestratégia investimento no exterior (“UVC – Fundo de investimento”). In September 2020 the Company’s name was changed to UVC Investimentos Ltda (“UVC Investimentos”).
[5]	In May 2020 there was a change in the interest of the capital of the subsidiary Millennium which became a direct subsidiary of the Company.
[6]	On August 16, 2021, the Company announced the signing of agreement for the sale of its interest in Oxiteno S.A. to Indorama. As of December 31, 2021, the Company reclassified the subsidiary's balances to “assets and liabilities held for sale”. For more details, see Note 3.c.1.
[7]	In April 2021 the name of subsidiary Terminal Químico de Aratu S.A – Tequimar was changed to Ultracargo Logística S.A. (“Ultracargo Logística”).
[8]	Fund set up on January 2020, the UVC has the purpose to monetize the resources of its shareholders through investment in promising companies in business segments that are complementary to the Company's businesses, with additional benefits such as of startups and new technologies.
[9]	Subsidiary set up in July 2020, focused on digital payments and electronic retail, combining the “abastece aí” app and the “Km de Vantagens” program.